Fees Summary	Nov. 14, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 9,508,000.00
Final Prospectus	true